Derivatives and hedging	6 Months Ended
Jun. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and hedging
Note 6:  Derivatives and hedging

The Company had outstanding contracts designated as hedging instruments in the aggregate notional amount of $56,500 and $54,000 as of June 30, 2025 and December 31, 2024, respectively.

The fair value of the Company’s outstanding contracts amounted to an asset of $5,817 as of June 30, 2025, and an asset of $1,413 as of December 31, 2024.

These assets were recorded under other receivables.

Gains of ($1,531) and losses of $99 were reclassified from accumulated other comprehensive income during the six months ended June 30, 2025, and 2024, respectively.

Such gains and losses were reclassified from accumulated other comprehensive income (loss) when the related expenses were incurred. These gains and losses were recorded in the consolidated statements of operations as follows:

	Six Months Ended June 30,
	2025	2024
Cost of revenue	$(105)	$7
Research and development	(905)	32
Sales and marketing	(270)	45
General and administrative	(251)	15
Total	$(1,531)	$99